Prospectus supplement dated August 6, 2021
to the following prospectus(es):
Monument Advisor prospectus dated May 1, 2021
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
The following disclosure changes are made to the prospectus:
1.	Effective on or about August 31, 2021, the name of the following investment option is updated as indicated below:

CURRENT NAME	UPDATED NAME
NVIT Newton Sustainable U.S. Equity Fund – Class I	NVIT BNY Mellon Sustainable U.S. Equity Fund – Class I
2.	On December 2, 2020, Waddell & Reed Financial, Inc. (WDR), the parent company of Ivy Investment Management Company, the investment adviser of the Ivy Funds Complex (the Ivy Funds), and Macquarie Management Holdings, Inc., the U.S. holding company for Macquarie Group Limited’s U.S. asset management business (Macquarie), announced that they had entered into an agreement whereby Macquarie would acquire the investment management business of WDR (the "Transaction"). The Transaction closed on April 30, 2021.
•	Effective on or about July 1, 2021, the following affiliated sub-advisors are added to each Fund as follows:

FUND NAME	AFFILIATED SUB-ADVISOR
Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II	Macquarie Investment Management Austria Kapitalanlage AG Macquarie Funds Management Hong Kong Limited Macquarie Investment Management Global Limited Macquarie Investment Management Europe Limited
Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II	Macquarie Investment Management Austria Kapitalanlage AG Macquarie Funds Management Hong Kong Limited Macquarie Investment Management Global Limited Macquarie Investment Management Europe Limited
Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II	Macquarie Investment Management Europe Limited Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG
Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II	Macquarie Funds Management Hong Kong Limited Macquarie Investment Management Global Limited
Ivy Variable Insurance Portfolios - Delaware Ivy Global Bond: Class II	Macquarie Investment Management Europe Limited Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG
Ivy Variable Insurance Portfolios - Delaware Ivy Global Equity Income: Class II	Macquarie Funds Management Hong Kong Limited Macquarie Investment Management Global Limited
Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II	Macquarie Funds Management Hong Kong Limited Macquarie Investment Management Global Limited
Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II	Macquarie Investment Management Europe Limited Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG
Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II	Macquarie Investment Management Europe Limited Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG
PROS-0551

FUND NAME	AFFILIATED SUB-ADVISOR
Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II	Macquarie Funds Management Hong Kong Limited Macquarie Investment Management Global Limited
Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II	Macquarie Funds Management Hong Kong Limited Macquarie Investment Management Global Limited
Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II	Macquarie Funds Management Hong Kong Limited Macquarie Investment Management Global Limited
Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II	Macquarie Funds Management Hong Kong Limited Macquarie Investment Management Global Limited
PROS-0551
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